Supplement dated May 26, 2026 to the Fund’s Summary Prospectus and Prospectus, each dated April 1, 2026 as may be revised or supplemented from time to time.

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

(the “Fund”)

Effective June 30, 2026, Christopher J. Romanelli will join the portfolio management team of the Loomis Sayles Senior Floating Rate and Fixed Income Fund.

Matthew J. Eagan, Peter S. Sheehan, and Eric Williams will remain as portfolio managers of the Loomis Sayles Senior Floating Rate and Fixed Income Fund.

Accordingly, effective June 30, 2026 the information under the subsection “Portfolio Managers” in the “Management” section in the Fund’s Summary Prospectus is revised to include the following:

Christopher J. Romanelli, CFA®, Portfolio Manager of Loomis Sayles, has served as Co-Portfolio Manager of the Fund since 2026.

Effective June 30, 2026, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Christopher J. Romanelli, CFA® – Christopher J. Romanelli has served as a Co-Portfolio Manager of the Loomis Sayles Senior Floating Rate and Fixed Income Fund since 2026. Mr. Romanelli, Portfolio Manager of Loomis Sayles, began his investment career in 2005 and joined Loomis Sayles in 2010. He received a B.S. from Gordon College, and an M.S. from Boston University. Mr. Romanelli has over 21 years of investment experience.

Supplement dated May 26, 2026 to the Funds’ Summary Prospectuses and Prospectus, each dated May 1, 2026 as may be revised or supplemented from time to time.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

LOOMIS SAYLES STRATEGIC INCOME FUND

(each, a “Fund,” together, the “Funds”)

Effective June 30, 2026, Christopher J. Romanelli will join the portfolio management team of the Loomis Sayles High Income Fund.

Matthew J. Eagan, Brian P. Kennedy, Peter S. Sheehan, and Eric Williams will remain as portfolio managers of the Loomis Sayles High Income Fund.

Effective June 30, 2026, Bryan C. Hazelton and Scott A. Darci will join the portfolio management team of the Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund.

Matthew J. Eagan and Brian P. Kennedy will remain as portfolio managers of the Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund.

Accordingly, effective June 30, 2026 the information under the subsection “Portfolio Managers” in the “Management” section in the Loomis Sayles High Income Fund’s Summary Prospectus is revised to include the following:

Christopher J. Romanelli, CFA®, Portfolio Manager of the Adviser, has served as a Portfolio Manager of the Fund since 2026.

Accordingly, effective June 30, 2026 the information under the subsection “Portfolio Managers” in the “Management” section in the Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund’s Summary Prospectuses is revised to include the following:

Bryan C. Hazelton, CFA®, Portfolio Manager of the Adviser, has served as a Portfolio Manager of the Fund since 2026.

Scott A. Darci, CFA®, Portfolio Manager of the Adviser, has served as a Portfolio Manager of the Fund since 2026.

Effective June 30, 2026, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Scott A. Darci, CFA® – Scott A. Darci has served as a Portfolio Manager of the Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund since 2026. Mr. Darci, Portfolio Manager of Loomis Sayles, began his investment career in 2006 and joined Loomis Sayles in 2008. He received a B.A. from Dartmouth College, and a Masters in Investment Management from Boston University. Mr. Darci has over 20 years of investment experience.

Bryan C. Hazelton, CFA® – Bryan C. Hazelton has served as a Portfolio Manager of the Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund since 2026. Mr. Hazelton, Portfolio Manager of Loomis Sayles, began his investment career in 2007 and joined Loomis Sayles in 2011. He received a B.A. from Bentley University, and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Hazelton has over 19 years of investment experience.

Christopher J. Romanelli, CFA® – Christopher J. Romanelli has served as a Portfolio Manager of the Loomis Sayles High Income Fund since 2026. Mr. Romanelli, Portfolio Manager of Loomis Sayles, began his investment career in 2005 and joined Loomis Sayles in 2010. He received a B.S. from Gordon College, and an M.S. from Boston University. Mr. Romanelli has over 21 years of investment experience.